REVENUE - Narrative (Details)	3 Months Ended
Mar. 31, 2021 type
Disaggregation of Revenue [Line Items]
Number of types or revenue arrangements	2
Host Customer Arrangements
Disaggregation of Revenue [Line Items]
Performance-based payment period	5 years
Estimated benefit period	10 years
Minimum | Host Customer Arrangements
Disaggregation of Revenue [Line Items]
Contract term	5 years
Minimum | Partnership Arrangements
Disaggregation of Revenue [Line Items]
Contract term	10 years
Maximum | Host Customer Arrangements
Disaggregation of Revenue [Line Items]
Contract term	10 years
Maximum | Partnership Arrangements
Disaggregation of Revenue [Line Items]
Contract term	20 years